Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	[1]
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		$ 1,213		$ 16,144
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(5)		(5)
Disposal of subsidiaries, associates and intangible assets	[2]	100		58
Purchase of property, equipment and software		(690)		(721)
Disposal of property, equipment and software		8		32
Purchase of financial assets measured at fair value through other comprehensive income		(1,757)		(862)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		1,160		701
Net (purchase) / redemption of debt securities measured at amortized cost		653		(2,469)
Net cash flow from / (used in) investing activities		(531)		(3,265)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(14,248)		(5,966)
Distributions paid on UBS shares		(3,250)		(3,098)
Issuance of long-term debt, including debt issued designated at fair value		28,491		36,389
Repayment of long-term debt, including debt issued designated at fair value		(25,931)		(26,838)
Funding from UBS Group AG and its subsidiaries	[3]	2,980		4,106
Net changes in non-controlling interests		(6)		16
Net activity related to group internal capital transactions and dividends		0		0
Net cash flow from / (used in) financing activities		(11,964)		4,609
Total cash flow
Cash and cash equivalents at the beginning of the period		125,853		104,787
Net cash flow from / (used in) operating, investing and financing activities		(11,283)		17,487
Effects of exchange rate differences on cash and cash equivalents		613		(2,054)
Cash and cash equivalents at the end of the period	[5]	115,183	[4]	120,220	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks		101,341	[4]	103,048	[6]
of which: loans and advances to banks		11,874	[4]	14,354	[6]
of which: money market paper	[7]	1,968	[4]	2,818	[6]
UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	11,822		6,337
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	(5)		0
Disposal of subsidiaries, associates and intangible assets	[2],[8]	100		53
Purchase of property, equipment and software	[8]	(319)		(427)
Disposal of property, equipment and software	[8]	8		2
Purchase of financial assets measured at fair value through other comprehensive income	[8]	3		(133)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	0		143
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	1		(1,000)
Net cash flow from / (used in) investing activities	[8]	(212)		(1,361)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	(14,244)		(6,077)
Distributions paid on UBS shares	[8]	(3,250)		(3,098)
Issuance of long-term debt, including debt issued designated at fair value	[8]	27,968		35,864
Repayment of long-term debt, including debt issued designated at fair value	[8]	(25,552)		(26,035)
Funding from UBS Group AG and its subsidiaries	[3],[8]	2,980		4,106
Net changes in non-controlling interests	[8]	0		0
Net activity related to group internal capital transactions and dividends	[8]	2,437		2,476
Net cash flow from / (used in) financing activities	[8]	(9,663)		7,236
Total cash flow
Cash and cash equivalents at the beginning of the period		42,895	[8]	41,570
Net cash flow from / (used in) operating, investing and financing activities	[8]	1,947		12,211
Effects of exchange rate differences on cash and cash equivalents	[8]	531		(320)
Cash and cash equivalents at the end of the period	[8]	45,373	[4]	53,462	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[8]	40,235	[4]	47,069	[6]
of which: loans and advances to banks	[8]	3,892	[4]	3,928	[6]
of which: money market paper	[7],[8]	1,246	[4]	2,465	[6]
UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	(2,064)		7,470
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	0		(5)
Disposal of subsidiaries, associates and intangible assets	[2],[8]	0		0
Purchase of property, equipment and software	[8]	(91)		(71)
Disposal of property, equipment and software	[8]	0		4
Purchase of financial assets measured at fair value through other comprehensive income	[8]	0		0
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	0		0
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	596		502
Net cash flow from / (used in) investing activities	[8]	505		430
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	(3)		(2)
Distributions paid on UBS shares	[8]	0		0
Issuance of long-term debt, including debt issued designated at fair value	[8]	467		414
Repayment of long-term debt, including debt issued designated at fair value	[8]	(378)		(411)
Funding from UBS Group AG and its subsidiaries	[3],[8]	0		0
Net changes in non-controlling interests	[8]	0		0
Net activity related to group internal capital transactions and dividends	[8]	(2,055)		(2,372)
Net cash flow from / (used in) financing activities	[8]	(1,969)		(2,371)
Total cash flow
Cash and cash equivalents at the beginning of the period	[8]	54,757		40,961
Net cash flow from / (used in) operating, investing and financing activities	[8]	(3,528)		5,529
Effects of exchange rate differences on cash and cash equivalents	[8]	218		(1,214)
Cash and cash equivalents at the end of the period	[8]	51,448	[4]	45,276	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[8]	49,707	[4]	43,370	[6]
of which: loans and advances to banks	[8]	1,589	[4]	1,718	[6]
of which: money market paper	[7],[8]	152	[4]	188	[6]
Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	(8,546)		2,336
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	0		0
Disposal of subsidiaries, associates and intangible assets	[2],[8]	0		5
Purchase of property, equipment and software	[8]	(280)		(223)
Disposal of property, equipment and software	[8]	0		27
Purchase of financial assets measured at fair value through other comprehensive income	[8]	(1,760)		(730)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	1,160		558
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	55		(1,971)
Net cash flow from / (used in) investing activities	[8]	(823)		(2,334)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	(1)		113
Distributions paid on UBS shares	[8]	0		0
Issuance of long-term debt, including debt issued designated at fair value	[8]	57		112
Repayment of long-term debt, including debt issued designated at fair value	[8]	(1)		(391)
Funding from UBS Group AG and its subsidiaries	[3],[8]	0		0
Net changes in non-controlling interests	[8]	(6)		16
Net activity related to group internal capital transactions and dividends	[8]	(382)		(104)
Net cash flow from / (used in) financing activities	[8]	(333)		(255)
Total cash flow
Cash and cash equivalents at the beginning of the period	[8]	28,201		22,256
Net cash flow from / (used in) operating, investing and financing activities	[8]	(9,702)		(253)
Effects of exchange rate differences on cash and cash equivalents	[8]	(137)		(521)
Cash and cash equivalents at the end of the period	[8]	18,362	[4]	21,482	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[8]	11,399	[4]	12,608	[6]
of which: loans and advances to banks	[8]	6,394	[4]	8,708	[6]
of which: money market paper	[7],[8]	$ 570	[4]	$ 166	[6]

[1]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information

[2]	Includes dividends received from associates.
[3]	Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.
[4]	Comprises balances with an original maturity of three months or less. USD 3,161 million of cash and cash equivalents were restricted.
[5]
USD 3,161 million and USD 4,078 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2019 and 30 June 2018, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section in the Annual Report 2018 for more information.

[6]	Comprises balances with an original maturity of three months or less. USD 4,078 million of cash and cash equivalents were restricted.
[7]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.

[8]	Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends